Concentration of Credit Risk (Tables)	9 Months Ended
Sep. 30, 2013
Sales Revenue [Member]
Schedules Of Concentration Of Risk, By Risk Factor
For the nine months ended September 30, 2013 and 2012, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2013	2012
A	31%	18%
B	36%	36%
C	16%	15%

Accounts Receivable [Member]
Schedules Of Concentration Of Risk, By Risk Factor
As of September 30, 2013 and December 31, 2012, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2013	2012
A	57%	4%
B	31%	2%
C	-%	85%